Assets held for sale and liabilities of disposal groups held for sale - Assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets of disposal groups held for sale
Cash and balances at central banks	£ 88,219	£ 79,878	£ 83,706
Loans and advances to banks	15,112	17,109	10,784
Loans and advances to customers	88,708	72,614	91,177
Reverse repurchase agreements	77,246	53,949	54,448
Financial investments	38,314	32,604	41,300
Prepayments, accrued income and other assets	72,745	61,444	43,146
Total assets	723,237	716,646	596,027
Liabilities of disposal groups held for sale
Deposits by banks	24,567	20,836	32,188
Accruals, deferred income and other liabilities	74,768	67,020	43,515
Total liabilities	699,347	£ 693,413	£ 572,882
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	871
Loans and advances to banks	143
Loans and advances to customers	238
Reverse repurchase agreements	98
Financial investments	17
Prepayments, accrued income and other assets	22
Total assets	1,389
Liabilities of disposal groups held for sale
Deposits by banks	1,150
Accruals, deferred income and other liabilities	28
Total liabilities	1,178
Branch operations in Greece | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	871
Loans and advances to banks	19
Loans and advances to customers	238
Reverse repurchase agreements	0
Financial investments	0
Prepayments, accrued income and other assets	4
Total assets	1,132
Liabilities of disposal groups held for sale
Deposits by banks	1,146
Accruals, deferred income and other liabilities	21
Total liabilities	1,167
Business in Russia | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0
Loans and advances to banks	124
Loans and advances to customers	0
Reverse repurchase agreements	98
Financial investments	17
Prepayments, accrued income and other assets	18
Total assets	257
Liabilities of disposal groups held for sale
Deposits by banks	4
Accruals, deferred income and other liabilities	7
Total liabilities	£ 11